Equity Method Investments - Additional Information (Detail)	12 Months Ended				0 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	May 01, 2012 Zhuhai Zhengdian [Member] USD ($)	May 01, 2012 Zhuhai Zhengdian [Member] CNY	Dec. 31, 2012 Zhuhai Zhengdian [Member] CNY	Dec. 31, 2011 Zhuhai Zhengdian [Member] CNY	Feb. 28, 2011 Zhuhai Zhengdian [Member] CNY	Dec. 31, 2012 Baimo [Member] CNY	Dec. 31, 2011 Baimo [Member] CNY	May 31, 2010 Baimo [Member]	Dec. 31, 2012 Fengmingxuan [Member] CNY	Dec. 31, 2011 Fengmingxuan [Member] CNY	Oct. 31, 2010 Fengmingxuan [Member]	Oct. 31, 2010 Fengmingxuan [Member] Other parties [Member]	Dec. 31, 2012 Baimo and Fengmingxuan [Member] CNY
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest investment									33.00%			49.00%			60.00%	40.00%
Carrying value of investment											0			0
Share of losses from equity method investment	(1,072,946)	(3,744,390)					1,072,946	709,539			1,642,538			1,392,313
Impairment loss on equity method investment		389,270									206,847			182,423
Percentage of equity interest in investment held by related party									33.00%
Interest free loan principal amount									4,000,000
Percentage of voting right held									33.00%
Date of disposal					May 01, 2012	May 01, 2012
Cash consideration, total					1,000,000	6,400,000
Gain recognized from disposal	4,182,485					4,182,485
Receivable from disposal	6,400,000
Current assets	150,638,368		146,554,957	887,199,739		2,405,813											277,472
Non-current assets						6,584,533											261,357
current liabilities	44,412,878		11,234,952	68,013,032		2,391,814											1,889,859
Non-current liabilities	2,220,000					0											0